Common stock (Tables)	12 Months Ended
Mar. 31, 2022
Common Stock
Schedule of Stock by Class
The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022

	(shares)
Balance at beginning of fiscal year	2,539,249,894	2,539,249,894	2,539,249,894
Issuance of new shares of common stock due to exercise of stock acquisition rights	—	—	—

Balance at end of fiscal year	2,539,249,894	2,539,249,894	2,539,249,894